UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08299

                  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 08/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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TOP TEN GEOGRAPHICAL HOLDINGS
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Canada                                                                    35.8%
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Korea, Republic of South                                                   8.8
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Australia                                                                  8.6
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Japan                                                                      7.8
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India                                                                      6.9
--------------------------------------------------------------------------------
Cayman Islands                                                             6.7
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Hong Kong                                                                  5.2
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China                                                                      5.0
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Germany                                                                    3.2
--------------------------------------------------------------------------------
Norway                                                                     2.8

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
EuroZinc Mining Corp.                                                      4.0%
--------------------------------------------------------------------------------
Kenedix, Inc.                                                              2.9
--------------------------------------------------------------------------------
HudBay Minerals, Inc.                                                      2.6
--------------------------------------------------------------------------------
Paladin Resources Ltd.                                                     2.4
--------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                2.4
--------------------------------------------------------------------------------
RISA Partners, Inc.                                                        2.0
--------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd.                                                 1.9
--------------------------------------------------------------------------------
Tencent Holdings Ltd.                                                      1.9
--------------------------------------------------------------------------------
Equinox Minerals Ltd.                                                      1.9
--------------------------------------------------------------------------------
Xinao Gas Holdings Ltd.                                                    1.8

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

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                9 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Asia                                          43.3%
      United States/Canada                          37.0
      Europe                                         9.6
      Latin America                                  9.2
      Emerging Europe                                0.9

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on the total market value of investments.

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                10 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During the fiscal year, despite May's global sell-off, Oppenheimer International Small Company Fund delivered strong performance for our shareholders in absolute terms as well as relative to its benchmark. Strong stock selection was the most significant contributing factor to the Fund's performance. In terms of sectors, the Fund benefited most from exposure to basic materials, particularly mining companies, and information technology, where select internet stocks performed well.

      Four mining companies, the Canadian-based EuroZinc Mining Corp., HudBay Minerals, Inc., and First Quantum Minerals Ltd., along with a fourth, Australia based Paladin Resources Ltd., made significant contributions to performance. All have benefited from the recovery of a 20-year bear market in mining companies which decimated the supply response and eroded skilled manpower and capital equipment. Recent demand for commodities has been unprecedented, and in the last year, the prices of commodities like copper, zinc, and uranium have more than doubled. At the beginning of our fiscal year, the market incorrectly anticipated that commodity prices had peaked and this sentiment was reflected in the price of mining stocks. But prices had not peaked and mining companies have subsequently benefited from tight supply and growing demand.

      Opera Software ASA creates internet browsers similar to Microsoft, Inc.'s INTERNET EXPLORER. Unlike the competition, Opera Software's browser is also being used in diverse applications like cell phones, Sony play stations, and internet-enabled home appliances where the products have limited memory and computing power. The market began to recognize the opportunity, and the stock rose accordingly. We continue to hold all of these mining and information technology stocks.

      We also held some stocks which hurt performance. Xinhua Finance Ltd., China's leading financial information company, was hardest hit. The company provides diverse services to the Chinese business community including a stock market index, a debt rating agency, a business news service similar to Reuters in the U.S., and investor relations for Chinese firms which wish to market themselves to foreign investors. The stock fell on a combination of settlement, technical, and valuation issues. As it is a Chinese business listed on the Japanese stock exchange, few Japanese analysts want to follow the stock. Moreover, settlement of trades in Xinhua Finance can be challenging. Also, the firm's merger and acquisition activity has made the price-to-earnings (P/E) ratio look high, although on a price-to-cash-flow basis the stock is not expensive. Xinhua's stock price is also dependent upon the Chinese financial markets opening up to foreign investors and that has been slow in coming. We believe the company is positioned to benefit from the China story, and took advantage of the sell-off to add to our position.


                11 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      Two of our holdings in Korea failed to deliver on the basic thesis behind our original purchase and we sold both. Yedang Entertainment Co. Ltd. and Fantom Co. Ltd., both involved in online music entertainment in Korea, did poorly. The online music market in Korea disappointed as the online portals needed took too long to be set up and the revenues were far less than expected. We have since exited both stocks.

      Railpower Technologies Corp., a Canadian company that has created a hybrid energy technology system for rail locomotives, also disappointed. Railpower is in the commercial phase of a patented hybrid locomotive which could significantly reduce operating costs. Unfortunately, while their technology is world class, the company experienced problems starting up their production of locomotives, and a significant sell-off of the stock ensued. We believe the technology is sound and that the manufacturing issue can and will be resolved over time, and we continue to hold the stock.

      In closing, we'd like to remind shareholders that investing in foreign markets, especially in the securities of emerging countries, poses considerable risks, including heightened volatility, political and economic uncertainty and currency fluctuations.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2006. In the case of Class A, Class B and Class C shares, performance is measured from the inception of the Classes on November 17, 1997. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on September 7, 2005. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performances of the HSBC James Capel World excluding U.S. Smaller Companies Index (WexUS) and the Morgan Stanley Capital International (MSCI) EAFE Index. The performance of small foreign companies is represented by WexUS, an index comprised of small international securities in Europe, UK, Southeast Asia, Japan, Australia and New Zealand. The performance of large international companies is represented by MSCI EAFE Index, which is comprised of common stocks issued in Europe, Australia and the Far East. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in either index.


                12 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Small Company Fund (Class A)
   HSBC James Capel World excluding U.S. Smaller Companies Index
   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer             HSBC James Capel
                     International            World excluding
                   Small Company Fund           U.S. Smaller          MSCI EAFE
                       (Class A)              Companies Index           Index

11/17/1997              $  9,425                  $ 10,000             $ 10,000
11/30/1997              $  9,529                  $ 10,000             $ 10,000
02/28/1998              $ 10,509                  $ 10,806             $ 11,233
05/31/1998              $ 12,187                  $ 11,582             $ 11,622
08/31/1998              $ 10,858                  $  9,432             $ 10,370
11/30/1998              $ 11,800                  $  9,886             $ 11,678
02/28/1999              $ 12,646                  $ 10,135             $ 11,822
05/31/1999              $ 14,648                  $ 10,839             $ 12,163
08/31/1999              $ 17,708                  $ 12,418             $ 13,069
11/30/1999              $ 18,461                  $ 12,869             $ 14,180
02/29/2000              $ 22,241                  $ 14,425             $ 14,868
05/31/2000              $ 18,284                  $ 12,637             $ 14,283
08/31/2000              $ 18,714                  $ 13,051             $ 14,352
11/30/2000              $ 13,013                  $ 11,054             $ 12,839
02/28/2001              $ 11,953                  $ 11,503             $ 12,296
05/31/2001              $ 11,545                  $ 10,914             $ 11,864
08/31/2001              $ 10,387                  $ 10,023             $ 10,896
11/30/2001              $ 10,189                  $  9,621             $ 10,416
02/28/2002              $ 11,134                  $  9,347             $  9,992
05/31/2002              $ 12,265                  $ 10,542             $ 10,758
08/31/2002              $ 10,615                  $  9,211             $  9,296
11/30/2002              $  9,937                  $  8,678             $  9,144
02/28/2003              $  9,219                  $  8,402             $  8,276
05/31/2003              $ 11,307                  $ 10,002             $  9,473
08/31/2003              $ 13,981                  $ 11,263             $ 10,186
11/30/2003              $ 16,881                  $ 13,119             $ 11,407
02/29/2004              $ 18,742                  $ 15,203             $ 12,764
05/31/2004              $ 19,076                  $ 14,875             $ 12,600
08/31/2004              $ 18,902                  $ 14,933             $ 12,538
11/30/2004              $ 21,977                  $ 17,422             $ 14,220
02/28/2005              $ 24,593                  $ 19,461             $ 15,206
05/31/2005              $ 24,401                  $ 18,153             $ 14,520
08/31/2005              $ 26,719                  $ 19,925             $ 15,559
11/30/2005              $ 29,229                  $ 20,287             $ 16,171
02/28/2006              $ 33,990                  $ 23,255             $ 17,929
05/31/2006              $ 36,413                  $ 24,105             $ 18,696
08/31/2006              $ 35,666                  $ 24,073             $ 19,414

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year 25.81%     5-Year 26.48%   Since Inception (11/17/97) 15.57%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                13 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Small Company Fund (Class B)
   HSBC James Capel World excluding U.S. Smaller Companies Index
   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer             HSBC James Capel
                     International            World excluding
                   Small Company Fund           U.S. Smaller          MSCI EAFE
                       (Class B)              Companies Index           Index

11/17/1997              $ 10,000                  $ 10,000             $ 10,000
11/30/1997              $ 10,110                  $ 10,000             $ 10,000
02/28/1998              $ 11,130                  $ 10,806             $ 11,233
05/31/1998              $ 12,880                  $ 11,582             $ 11,622
08/31/1998              $ 11,450                  $  9,432             $ 10,370
11/30/1998              $ 12,420                  $  9,886             $ 11,678
02/28/1999              $ 13,273                  $ 10,135             $ 11,822
05/31/1999              $ 15,349                  $ 10,839             $ 12,163
08/31/1999              $ 18,523                  $ 12,418             $ 13,069
11/30/1999              $ 19,275                  $ 12,869             $ 14,180
02/29/2000              $ 23,180                  $ 14,425             $ 14,868
05/31/2000              $ 19,017                  $ 12,637             $ 14,283
08/31/2000              $ 19,445                  $ 13,051             $ 14,352
11/30/2000              $ 13,491                  $ 11,054             $ 12,839
02/28/2001              $ 12,377                  $ 11,503             $ 12,296
05/31/2001              $ 11,909                  $ 10,914             $ 11,864
08/31/2001              $ 10,697                  $ 10,023             $ 10,896
11/30/2001              $ 10,477                  $  9,621             $ 10,416
02/28/2002              $ 11,424                  $  9,347             $  9,992
05/31/2002              $ 12,570                  $ 10,542             $ 10,758
08/31/2002              $ 10,859                  $  9,211             $  9,296
11/30/2002              $ 10,127                  $  8,678             $  9,144
02/28/2003              $  9,396                  $  8,402             $  8,276
05/31/2003              $ 11,493                  $ 10,002             $  9,473
08/31/2003              $ 14,184                  $ 11,263             $ 10,186
11/30/2003              $ 17,111                  $ 13,119             $ 11,407
02/29/2004              $ 18,998                  $ 15,203             $ 12,764
05/31/2004              $ 19,336                  $ 14,875             $ 12,600
08/31/2004              $ 19,160                  $ 14,933             $ 12,538
11/30/2004              $ 22,277                  $ 17,422             $ 14,220
02/28/2005              $ 24,928                  $ 19,461             $ 15,206
05/31/2005              $ 24,734                  $ 18,153             $ 14,520
08/31/2005              $ 27,083                  $ 19,925             $ 15,559
11/30/2005              $ 29,628                  $ 20,287             $ 16,171
02/28/2006              $ 34,454                  $ 23,255             $ 17,929
05/31/2006              $ 36,910                  $ 24,105             $ 18,696
08/31/2006              $ 36,153                  $ 24,073             $ 19,414

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year 27.29%     5-Year 26.75%   Since Inception (11/17/97) 15.75%


                14 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Small Company Fund (Class C)
   HSBC James Capel World excluding U.S. Smaller Companies Index
   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer             HSBC James Capel
                     International            World excluding
                   Small Company Fund           U.S. Smaller          MSCI EAFE
                       (Class C)              Companies Index           Index

11/17/1997              $ 10,000                  $ 10,000             $ 10,000
11/30/1997              $ 10,110                  $ 10,000             $ 10,000
02/28/1998              $ 11,130                  $ 10,806             $ 11,233
05/31/1998              $ 12,870                  $ 11,582             $ 11,622
08/31/1998              $ 11,450                  $  9,432             $ 10,370
11/30/1998              $ 12,420                  $  9,886             $ 11,678
02/28/1999              $ 13,273                  $ 10,135             $ 11,822
05/31/1999              $ 15,349                  $ 10,839             $ 12,163
08/31/1999              $ 18,523                  $ 12,418             $ 13,069
11/30/1999              $ 19,265                  $ 12,869             $ 14,180
02/29/2000              $ 23,173                  $ 14,425             $ 14,868
05/31/2000              $ 19,016                  $ 12,637             $ 14,283
08/31/2000              $ 19,445                  $ 13,051             $ 14,352
11/30/2000              $ 13,496                  $ 11,054             $ 12,839
02/28/2001              $ 12,377                  $ 11,503             $ 12,296
05/31/2001              $ 11,908                  $ 10,914             $ 11,864
08/31/2001              $ 10,709                  $ 10,023             $ 10,896
11/30/2001              $ 10,488                  $  9,621             $ 10,416
02/28/2002              $ 11,420                  $  9,347             $  9,992
05/31/2002              $ 12,566                  $ 10,542             $ 10,758
08/31/2002              $ 10,854                  $  9,211             $  9,296
11/30/2002              $ 10,135                  $  8,678             $  9,144
02/28/2003              $  9,390                  $  8,402             $  8,276
05/31/2003              $ 11,489                  $ 10,002             $  9,473
08/31/2003              $ 14,181                  $ 11,263             $ 10,186
11/30/2003              $ 17,095                  $ 13,119             $ 11,407
02/29/2004              $ 18,940                  $ 15,203             $ 12,764
05/31/2004              $ 19,231                  $ 14,875             $ 12,600
08/31/2004              $ 19,010                  $ 14,933             $ 12,538
11/30/2004              $ 22,063                  $ 17,422             $ 14,220
02/28/2005              $ 24,654                  $ 19,461             $ 15,206
05/31/2005              $ 24,386                  $ 18,153             $ 14,520
08/31/2005              $ 26,657                  $ 19,925             $ 15,559
11/30/2005              $ 29,097                  $ 20,287             $ 16,171
02/28/2006              $ 33,774                  $ 23,255             $ 17,929
05/31/2006              $ 36,102                  $ 24,105             $ 18,696
08/31/2006              $ 35,300                  $ 24,073             $ 19,414

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year 31.42%     5-Year 26.94%   Since Inception (11/17/97) 15.43%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                15 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Small Company Fund (Class N)
   HSBC James Capel World excluding U.S. Smaller Companies Index
   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer             HSBC James Capel
                     International            World excluding
                   Small Company Fund           U.S. Smaller          MSCI EAFE
                       (Class N)              Companies Index           Index

03/01/2001              $ 10,000                  $ 10,000             $ 10,000
05/31/2001              $  9,637                  $  9,488             $  9,648
08/31/2001              $  8,667                  $  8,714             $  8,861
11/30/2001              $  8,502                  $  8,364             $  8,471
02/28/2002              $  9,276                  $  8,126             $  8,126
05/31/2002              $ 10,218                  $  9,165             $  8,749
08/31/2002              $  8,840                  $  8,007             $  7,560
11/30/2002              $  8,268                  $  7,545             $  7,437
02/28/2003              $  7,663                  $  7,304             $  6,730
05/31/2003              $  9,377                  $  8,695             $  7,704
08/31/2003              $ 11,596                  $  9,792             $  8,284
11/30/2003              $ 13,993                  $ 11,405             $  9,277
02/29/2004              $ 15,518                  $ 13,216             $ 10,380
05/31/2004              $ 15,766                  $ 12,932             $ 10,247
08/31/2004              $ 15,619                  $ 12,982             $ 10,197
11/30/2004              $ 18,137                  $ 15,145             $ 11,564
02/28/2005              $ 20,280                  $ 16,918             $ 12,366
05/31/2005              $ 20,096                  $ 15,781             $ 11,809
08/31/2005              $ 21,986                  $ 17,321             $ 12,653
11/30/2005              $ 24,037                  $ 17,636             $ 13,151
02/28/2006              $ 27,918                  $ 20,216             $ 14,580
05/31/2006              $ 29,882                  $ 20,956             $ 15,204
08/31/2006              $ 29,253                  $ 20,928             $ 15,789

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year 32.06%     5-Year 27.54%   Since Inception (3/1/01) 21.55%


                16 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Small Company Fund (Class Y)
   HSBC James Capel World excluding U.S. Smaller Companies Index
   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer             HSBC James Capel
                     International            World excluding
                   Small Company Fund           U.S. Smaller          MSCI EAFE
                       (Class Y)              Companies Index           Index

09/07/2005              $ 10,000                  $ 10,000             $ 10,000
11/30/2005              $ 10,671                  $ 10,182             $ 10,394
02/28/2006              $ 12,420                  $ 11,671             $ 11,523
05/31/2006              $ 13,316                  $ 12,098             $ 12,016
08/31/2006              $ 13,060                  $ 12,082             $ 12,478

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 8/31/06

1-Year N/A        5-Year N/A      Since Inception (9/7/05) 30.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                17 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since-inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to a 0.75% annual asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                18 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered principally to certain institutional investors under special agreement with the Distributor and are not subject to a sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                19 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                20 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                           BEGINNING        ENDING          EXPENSES
                           ACCOUNT          ACCOUNT         PAID DURING
                           VALUE            VALUE           6 MONTHS ENDED
                           (3/1/06)         (8/31/06)       AUGUST 31, 2006
--------------------------------------------------------------------------------
Class A Actual             $1,000.00        $1,049.30       $ 6.16
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00         1,019.21         6.07
--------------------------------------------------------------------------------
Class B Actual              1,000.00         1,044.70        10.72
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00         1,014.77        10.57
--------------------------------------------------------------------------------
Class C Actual              1,000.00         1,045.20        10.31
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00         1,015.17        10.16
--------------------------------------------------------------------------------
Class N Actual              1,000.00         1,047.80         8.24
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00         1,017.19         8.12
--------------------------------------------------------------------------------
Class Y Actual              1,000.00         1,051.50         4.20
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00         1,021.12         4.13

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2006 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.19%
--------------------------
Class B          2.07
--------------------------
Class C          1.99
--------------------------
Class N          1.59
--------------------------
Class Y          0.81

--------------------------------------------------------------------------------


                21 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  August 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.3%
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Gafisa SA 1                                         2,000,000    $   26,492,537
--------------------------------------------------------------------------------
Greentown China
Holdings Ltd. 1                                     7,000,000         8,208,557
                                                                 ---------------
                                                                     34,701,094

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.1%
Submarino SA                                        1,000,000        20,522,388
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.5%
Li Ning Co. Ltd.                                   25,000,000        27,355,428
--------------------------------------------------------------------------------
MEDIA--1.6%
Balaji Telefilms Ltd.                               1,124,482         3,161,888
--------------------------------------------------------------------------------
Television Eighteen
India Ltd.                                            625,001         8,050,405
--------------------------------------------------------------------------------
Village Roadshow Ltd.                               5,000,000         9,352,859
--------------------------------------------------------------------------------
Village Roadshow
Ltd., Cl. A, Preference                             5,000,000         8,551,185
                                                                 ---------------
                                                                     29,116,337

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.7%
Parkson Retail
Group Ltd.                                          5,000,000        16,715,420
--------------------------------------------------------------------------------
Robinson Department
Store Public Co. Ltd. 1                            50,000,000        15,034,593
                                                                 ---------------
                                                                     31,750,013

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Shinwa Art Auction
Co. Ltd. 2                                              1,500         5,060,899
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Himatsingka Seide
Ltd.                                                1,500,000         3,805,200
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
--------------------------------------------------------------------------------
BEVERAGES--0.2%
Serm Suk Public Co.
Ltd.                                                8,000,000         4,065,993
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
Wumart Stores, Inc.,
Series H                                            6,000,000        20,960,585

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
China Vanguard
Group Ltd. 2                                      110,000,000    $   27,580,443
--------------------------------------------------------------------------------
Crown Confectionery
Co. Ltd. 2                                            110,000        11,500,052
                                                                 ---------------
                                                                     39,080,495

--------------------------------------------------------------------------------
ENERGY--15.9%
--------------------------------------------------------------------------------
OIL & GAS--15.9%
Addax Petroleum
Corp. 1,3                                           1,000,000        24,482,041
--------------------------------------------------------------------------------
Addax Petroleum
Corp.                                                 250,000         6,120,510
--------------------------------------------------------------------------------
Bear Ridge Resources
Ltd. 1                                              2,000,000         8,432,100
--------------------------------------------------------------------------------
Calvalley Petroleum,
Inc., Cl. A 1                                       4,500,000        25,649,145
--------------------------------------------------------------------------------
Centurion Energy
International, Inc. 1                               4,000,000        26,599,113
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                               1,250,000        15,210,803
--------------------------------------------------------------------------------
Great Eastern
Shipping Co. Ltd.                                   3,000,000        17,448,157
--------------------------------------------------------------------------------
Gulf Keystone
Petroleum Ltd. 1,2                                 16,000,000        19,116,527
--------------------------------------------------------------------------------
Paladin Resources Ltd. 1                           11,000,000        44,511,972
--------------------------------------------------------------------------------
Petrolifera Petroleum
Ltd. 1                                              1,000,000        18,411,291
--------------------------------------------------------------------------------
Solana Resources
Ltd. 1,2                                            8,000,000         9,843,481
--------------------------------------------------------------------------------
Sterling Energy plc 1                              60,000,000        23,419,650
--------------------------------------------------------------------------------
SXR Uranium One,
Inc. 1                                              3,500,000        27,707,410
--------------------------------------------------------------------------------
UrAsia Energy Ltd. 1                               10,000,000        26,237,221
                                                                 ---------------
                                                                    293,189,421

--------------------------------------------------------------------------------
FINANCIALS--9.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.0%
RISA Partners, Inc. 2                                   9,000        36,722,177
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.9%
Karnataka Bank Ltd. 2                               7,000,000        16,606,855
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
KIWOOM.COM
Securities Co. Ltd.                                   600,000        18,225,320


                22 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--5.1%
Guangzhou R&F
Properties Co. Ltd.,
Series H                                            4,000,000    $   20,109,936
--------------------------------------------------------------------------------
Hoosiers Corp.                                         16,000        21,261,553
--------------------------------------------------------------------------------
Kenedix, Inc.                                          11,000        53,034,627
                                                                 ---------------
                                                                     94,406,116

--------------------------------------------------------------------------------
HEALTH CARE--3.7%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Imaging Dynamics
Co. Ltd. 1,2                                        2,000,000         6,423,595
--------------------------------------------------------------------------------
Imaging Dynamics
Co. Ltd. 1,2                                        4,000,000        12,847,191
                                                                 ---------------
                                                                     19,270,786

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.2%
Apollo Hospitals
Enterprise Ltd.                                     1,500,000        14,200,602
--------------------------------------------------------------------------------
Arques Industries
AG 2                                                1,700,000        26,527,449
                                                                 ---------------
                                                                     40,728,051

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.4%
Norwood Abbey
Ltd. 1,2                                           14,000,000         2,030,906
--------------------------------------------------------------------------------
Norwood
Immunology Ltd. 1,2,4                              15,000,000         5,712,110
                                                                 ---------------
                                                                      7,743,016

--------------------------------------------------------------------------------
INDUSTRIALS--9.2%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.5%
SBI VeriTrans Co.
Ltd. 1,2                                                9,750         9,384,982
--------------------------------------------------------------------------------
Wirecard AG 2                                       5,000,000        32,413,042
--------------------------------------------------------------------------------
Xinhua Finance
Ltd. 1,2                                                5,000         2,491,588
--------------------------------------------------------------------------------
Xinhua Finance
Ltd., Sponsored
ADR 1,2                                             4,000,000        19,960,000
                                                                 ---------------
                                                                     64,249,612

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.3%
IVRCL
Infrastructures &
Projects Ltd. 2                                     6,000,000    $   29,745,353
--------------------------------------------------------------------------------
Nagarjuna
Construction Co.
Ltd.                                                2,716,000        17,016,220
--------------------------------------------------------------------------------
Nagarjuna
Construction Co.
Ltd., GDR 1,4                                       2,262,000        13,956,540
                                                                 ---------------
                                                                     60,718,113

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
Beijing Enterprises
Holdings Ltd., Cl. H                               15,000,000        24,265,281
--------------------------------------------------------------------------------
MACHINERY--1.1%
Electrovaya, Inc. 1                                 2,716,500           417,810
--------------------------------------------------------------------------------
Fong's Industries
Co. Ltd.                                           16,000,000        10,574,432
--------------------------------------------------------------------------------
Railpower
Technologies
Corp. 1,2                                           5,000,000         8,775,898
                                                                 ---------------
                                                                     19,768,140

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.3%
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Manine Media
Co. Ltd. 1,2                                        2,256,470         6,604,682
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--7.3%
auFeminin.com
SA 1,2                                                600,000        18,141,054
--------------------------------------------------------------------------------
CDNetworks Co.
Ltd. 1,2                                              600,000        20,409,862
--------------------------------------------------------------------------------
Empas Corp. 1,2                                       900,000        10,719,859
--------------------------------------------------------------------------------
Mobilians Co.
Ltd. 2                                              1,554,094         8,997,620
--------------------------------------------------------------------------------
Neowiz Corp.                                          300,000        22,881,825
--------------------------------------------------------------------------------
Opera Software
ASA 1,2                                             8,000,000        18,222,082
--------------------------------------------------------------------------------
Tencent Holdings Ltd.                              16,000,000        34,973,802
                                                                 ---------------
                                                                    134,346,104


                23 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--1.6%
Travelsky
Technology Ltd.,
Cl. H 2                                            25,000,000    $   29,251,985
--------------------------------------------------------------------------------
SOFTWARE--7.1%
Ahnlab, Inc. 2                                      1,000,000        20,493,082
--------------------------------------------------------------------------------
Certicom Corp. 1,2                                  3,000,000        17,099,430
--------------------------------------------------------------------------------
Duzon Digital
Ware Co. Ltd. 2                                     1,200,000        22,327,969
--------------------------------------------------------------------------------
Fast Search &
Transfer ASA 1                                      9,000,000        29,468,523
--------------------------------------------------------------------------------
Intelligent Wave, Inc. 2                               16,000        15,385,987
--------------------------------------------------------------------------------
MacDonald,
Dettwiler &
Associates Ltd. 1                                     250,000         8,651,497
--------------------------------------------------------------------------------
Ninetowns Digital
World Trade
Holdings Ltd.,
ADR 1,2                                             3,000,000        14,430,000
--------------------------------------------------------------------------------
Trolltech ASA 1                                     1,219,000         3,624,992
                                                                 ---------------
                                                                    131,481,480

--------------------------------------------------------------------------------
MATERIALS--27.7%
--------------------------------------------------------------------------------
CHEMICALS--0.5%
Allen-Vanguard
Corp. 1,2                                           2,400,000         5,406,677
--------------------------------------------------------------------------------
Hikal Ltd.                                            446,722         3,501,490
                                                                 ---------------
                                                                      8,908,167

--------------------------------------------------------------------------------
METALS & MINING--27.2%
Alamos Gold, Inc. 1                                 3,000,000        24,156,338
--------------------------------------------------------------------------------
Anvil Mining Ltd. 1,2                               3,000,000        24,699,177
--------------------------------------------------------------------------------
Baffinland Iron
Mines Corp. 1                                       1,800,000         3,403,601
--------------------------------------------------------------------------------
Bema Gold Corp. 1                                   4,000,000        21,677,373
--------------------------------------------------------------------------------
Eldorado Gold Corp. 1                               4,000,000        19,795,531
--------------------------------------------------------------------------------
Equinox Minerals
Ltd. 1,2,3                                         24,000,000        34,741,699
--------------------------------------------------------------------------------
EuroZinc Mining
Corp. 1                                            26,000,000        73,627,070
--------------------------------------------------------------------------------
First Quantum
Minerals Ltd.                                         800,000        43,499,502

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Fortescue Metals
Group Ltd. 1                                        3,500,000    $   26,248,977
--------------------------------------------------------------------------------
HudBay Minerals,
Inc. 1                                              3,500,000        47,530,082
--------------------------------------------------------------------------------
IAMGOLD Corp.                                       1,000,000        10,980,000
--------------------------------------------------------------------------------
Ivernia, Inc. 1                                     9,050,000         8,924,726
--------------------------------------------------------------------------------
Ivernia, Inc. 1,4                                   3,200,000         3,155,704
--------------------------------------------------------------------------------
Kimberley Diamond
Co. NL 1                                           10,000,000         7,579,954
--------------------------------------------------------------------------------
Macarthur Coal Ltd.                                 6,500,000        24,764,079
--------------------------------------------------------------------------------
Minara Resources Ltd.                              12,000,000        32,608,683
--------------------------------------------------------------------------------
Miramar Mining
Corp. 1,2                                           4,000,000        16,791,821
--------------------------------------------------------------------------------
Olympus Pacific
Minerals, Inc. 1,2                                 13,000,000         5,763,141
--------------------------------------------------------------------------------
Rio Narcea Gold
Mines Ltd. 1,2                                     14,000,000        35,085,497
--------------------------------------------------------------------------------
Stornoway Diamond
Corp. 1                                             3,600,000         3,550,167
--------------------------------------------------------------------------------
Tenke Mining Corp. 1                                2,000,000        23,052,565
--------------------------------------------------------------------------------
Tiberon Minerals Ltd. 1                             2,000,000         4,668,416
--------------------------------------------------------------------------------
Tiberon Minerals Ltd. 1,3                           3,000,000         7,002,624
                                                                 ---------------
                                                                    503,306,727

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Danal Co. Ltd. 1,2                                  2,300,000        19,356,080
--------------------------------------------------------------------------------
UTILITIES--4.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Geodynamics Ltd. 1                                  3,000,000         2,336,306
--------------------------------------------------------------------------------
Sayano-Shushenskaya
Hydro-Power Station                                 9,850,000         8,766,500
--------------------------------------------------------------------------------
Volzhskaya
Hydroelectric Power
Station OJSC                                        4,500,000         1,203,750
--------------------------------------------------------------------------------
Zhigulyovskaya
Hydraulic Power
Station 4                                          36,000,000         7,290,000
                                                                 ---------------
                                                                     19,596,556


                24 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES--1.8%
Xinao Gas Holdings
Ltd.                                               35,000,000    $   33,302,260
--------------------------------------------------------------------------------
WATER UTILITIES--1.4%
Guangdong
Investment Ltd.                                    65,000,000        25,240,282
                                                                 ---------------
Total Common
Stocks
(Cost $1,475,316,656)                                             1,823,705,643

                                                                                                      VALUE
                                                      DATE       STRIKE        CONTRACTS          SEE NOTE 1
------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------
Norwood Immunology Ltd. Call 1 (Cost $0)            12/31/06     0.57GBP      1,250,000            $    352

                                                                                  UNITS
------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------
Goodpack Ltd. Wts., Exp. 4/13/07 1 (Cost $8,752)                                242,000              106,103

                                                                              PRINCIPAL
                                                                                 AMOUNT
------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.2%
------------------------------------------------------------------------------------------------------------
Undivided interest of 2.54% in joint repurchase agreement (Principal
Amount/Value $886,796,000, with a maturity value of $886,924,585) with
UBS Warburg LLC, 5.22%, dated 8/31/06, to be repurchased at $22,510,264 on 9/1/06, collateralized by Federal National Mortgage Assn., 5%-5.50%,
9/1/35-12/1/35, with a value of $906,809,462 (Cost $22,507,000)            $ 22,507,000          22,507,000

------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,497,832,408)                                 100.0%      1,846,319,098
------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                              (0.0)           (642,668)
                                                                           ---------------------------------
NET ASSETS                                                                        100.0%    $ 1,845,676,430
                                                                           =================================


                25 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                          SHARES         GROSS             GROSS           SHARES
                                                                 AUGUST 31, 2005     ADDITIONS        REDUCTIONS  AUGUST 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
Ahnlab, Inc.                                                             750,000       250,000                --        1,000,000
Allen-Vanguard Corp.                                                   2,400,000            --                --        2,400,000
Anvil Mining Ltd.                                                             --     3,000,000*               --        3,000,000
Arques Industries AG                                                          --     1,700,000                --        1,700,000
auFeminin.com SA                                                         600,000            --                --          600,000
Bluecord Technology Corp.                                                966,476            --           966,476               --
CDNetworks Co. Ltd.                                                           --       600,000                --          600,000
Certicom Corp.                                                         2,500,000       500,000                --        3,000,000
China Vanguard Group Ltd. (formerly B&B Group Holdings Ltd.)          32,000,000    78,000,000                --      110,000,000
Crown Confectionery Co. Ltd.                                              90,000        20,000                --          110,000
Danal Co. Ltd.                                                         1,200,000     1,100,000                --        2,300,000
Duzon Digital Ware Co. Ltd.                                              600,000       600,000*               --        1,200,000
Electrovaya, Inc.**                                                    4,000,000            --         1,283,500        2,716,500
Emotion Corp.                                                            300,000       362,682           662,682               --
Empas Corp.                                                                   --       900,000                --          900,000
Equinox Minerals Ltd.                                                         --    24,000,000                --       24,000,000
Gulf Keystone Petroleum Ltd.                                           9,750,000     6,250,000                --       16,000,000
HudBay Minerals, Inc.**                                                       --     4,000,000           500,000        3,500,000
Imaging Dynamics Co. Ltd.                                              2,000,000            --                --        2,000,000
Imaging Dynamics Co. Ltd.                                              4,000,000            --                --        4,000,000
Intelligent Wave, Inc.                                                     5,000        11,000***             --           16,000
IVRCL Infrastructures & Projects Ltd.                                         --     6,000,000*               --        6,000,000
Karnataka Bank Ltd.                                                    4,500,000     2,500,000                --        7,000,000
Manine Media Co. Ltd.                                                         --     2,256,470*               --        2,256,470
Miramar Mining Corp.                                                          --     4,000,000                --        4,000,000
Mobilians Co. Ltd.                                                     1,000,000       654,094*          100,000        1,554,094
Neowiz Corp.**                                                           400,000       152,600           252,600          300,000
Ninetowns Digital World Trade Holdings Ltd., ADR                       1,250,000     1,751,800             1,800        3,000,000
Norwood Abbey Ltd.                                                     8,225,000     5,775,000                --       14,000,000
Norwood Immunology Ltd.                                                5,000,000    10,000,000                --       15,000,000
Olympus Pacific Minerals, Inc.                                                --    13,000,000                --       13,000,000
Opera Software ASA                                                     8,000,000            --                --        8,000,000
Railpower Technologies Corp.                                           1,250,000     3,750,000                --        5,000,000
Rio Narcea Gold Mines Ltd.                                             6,000,000     8,000,000                --       14,000,000
RISA Partners, Inc.                                                           --         9,000                --            9,000
SBI VeriTrans Co. Ltd.                                                       604         9,146***             --            9,750
Shinwa Art Auction Co. Ltd.                                                   --         1,500***             --            1,500
Solana Resources Ltd.                                                         --     8,000,000                --        8,000,000
SXR Uranium One, Inc. (formerly Southern Cross Resources, Inc.)**      8,500,000     1,800,000         6,800,000        3,500,000
Trafficmaster plc                                                     10,000,000            --        10,000,000               --
Travelsky Technology Ltd., Cl. H                                      13,000,000    12,000,000                --       25,000,000
Wirecard AG                                                                   --     5,000,000***             --        5,000,000
Xillix Technologies Corp.                                             15,000,000            --        15,000,000               --


                26 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                          SHARES         GROSS             GROSS           SHARES
                                                                 AUGUST 31, 2005     ADDITIONS        REDUCTIONS  AUGUST 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
Xinhua Finance Ltd.                                                        5,000         1,340             1,340*           5,000
Xinhua Finance Ltd., Sponsored ADR                                            --     4,000,000                --        4,000,000
Yedang Entertainment Co. Ltd.                                          1,000,000       400,000         1,400,000               --

                                                                                         VALUE          DIVIDEND         REALIZED
                                                                                    SEE NOTE 1            INCOME       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Ahnlab, Inc.                                                                      $ 20,493,082        $  307,992      $        --
Allen-Vanguard Corp.                                                                 5,406,677                --               --
Anvil Mining Ltd.                                                                   24,699,177                --               --
Arques Industries AG                                                                26,527,449           357,523               --
auFeminin.com SA                                                                    18,141,054                --               --
Bluecord Technology Corp.                                                                   --                --       (4,101,001)
CDNetworks Co. Ltd.                                                                 20,409,862                --               --
Certicom Corp.                                                                      17,099,430                --               --
China Vanguard Group Ltd. (formerly B&B Group Holdings Ltd.)                        27,580,443           132,828               --
Crown Confectionery Co. Ltd.                                                        11,500,052            94,593               --
Danal Co. Ltd.                                                                      19,356,080                --               --
Duzon Digital Ware Co. Ltd.                                                         22,327,969           269,578               --
Electrovaya, Inc.**                                                                         --                --       (1,874,465)
Emotion Corp.                                                                               --                --       (8,311,227)
Empas Corp.                                                                         10,719,859                --               --
Equinox Minerals Ltd.                                                               34,741,699                --               --
Gulf Keystone Petroleum Ltd.                                                        19,116,527                --               --
HudBay Minerals, Inc.**                                                                     --                --        3,649,522
Imaging Dynamics Co. Ltd.                                                            6,423,595                --               --
Imaging Dynamics Co. Ltd.                                                           12,847,191                --               --
Intelligent Wave, Inc.                                                              15,385,987            63,981               --
IVRCL Infrastructures & Projects Ltd.                                               29,745,353                --               --
Karnataka Bank Ltd.                                                                 16,606,855           453,701               --
Manine Media Co. Ltd.                                                                6,604,682                --               --
Miramar Mining Corp.                                                                16,791,821                --               --
Mobilians Co. Ltd.                                                                   8,997,620                 3         (433,679)
Neowiz Corp.**                                                                              --                --       10,228,684
Ninetowns Digital World Trade Holdings Ltd., ADR                                    14,430,000                --           (5,346)
Norwood Abbey Ltd.                                                                   2,030,906                --               --
Norwood Immunology Ltd.                                                              5,712,110                --               --
Olympus Pacific Minerals, Inc.                                                       5,763,141                --               --
Opera Software ASA                                                                  18,222,082                --               --
Railpower Technologies Corp.                                                         8,775,898                --               --
Rio Narcea Gold Mines Ltd.                                                          35,085,497                --               --
RISA Partners, Inc.                                                                 36,722,177            53,462               --
SBI VeriTrans Co. Ltd.                                                               9,384,982                --               --
Shinwa Art Auction Co. Ltd.                                                          5,060,899                --               --
Solana Resources Ltd.                                                                9,843,481                --               --
SXR Uranium One, Inc. (formerly Southern Cross Resources, Inc.)**                           --                --               --
Trafficmaster plc                                                                           --                --       (6,751,501)
Travelsky Technology Ltd., Cl. H                                                    29,251,985           718,593               --
Wirecard AG                                                                         32,413,042                --               --


                27 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                         VALUE          DIVIDEND         REALIZED
                                                                                    SEE NOTE 1            INCOME       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Xillix Technologies Corp.                                                        $          --       $        --    $  (8,074,598)
Xinhua Finance Ltd.                                                                  2,491,588                --               --
Xinhua Finance Ltd., Sponsored ADR                                                  19,960,000                --               --
Yedang Entertainment Co. Ltd.                                                               --                --       (2,264,555)
                                                                                 -------------------------------------------------
                                                                                 $ 626,670,252       $ 2,452,254    $ (17,938,166)
                                                                                 =================================================

* Result of a corporate action.

** No longer an affiliate as of August 31, 2006.

*** All or a portion of the transactions were the result of a stock split or dividend.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $66,226,364 or 3.59% of the Fund's net assets as of August 31, 2006.

4. Illiquid security. The aggregate value of illiquid securities as of August 31, 2006 was $30,114,354, which represents 1.63% of the Fund's net assets. See
Note 6 of accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                               VALUE         PERCENT
------------------------------------------------------------------------
Canada                                  $   660,420,247            35.8%
Korea, Republic of South                    161,516,351             8.8
Australia                                   157,984,921             8.6
Japan                                       143,341,813             7.8
India                                       127,492,710             6.9
Cayman Islands                              123,211,933             6.7
Hong Kong                                    96,755,415             5.2
China                                        92,961,063             5.0
Germany                                      58,940,491             3.2
Norway                                       51,315,597             2.8
United Kingdom                               48,248,639             2.6
Brazil                                       47,014,925             2.5
United States                                22,507,000             1.2
Thailand                                     19,100,586             1.0
France                                       18,141,054             1.0
Russia                                       17,260,250             0.9
Singapore                                       106,103             0.0
                                        --------------------------------
Total                                   $ 1,846,319,098           100.0%
                                        ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                28 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $898,731,409)                                       $ 1,219,648,846
Affiliated companies (cost $599,100,999)                                             626,670,252
                                                                                 ----------------
                                                                                   1,846,319,098
-------------------------------------------------------------------------------------------------
Cash                                                                                      94,296
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                     4,652,370
Interest and dividends                                                                   471,317
Investments sold                                                                          38,864
Other                                                                                     18,191
                                                                                 ----------------
Total assets                                                                       1,851,594,136

-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                         16
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                 3,768,961
Distribution and service plan fees                                                       700,703
Foreign capital gains tax                                                                682,480
Transfer and shareholder servicing agent fees                                            261,255
Shareholder communications                                                               157,716
Trustees' compensation                                                                    97,587
Other                                                                                    248,988
                                                                                 ----------------
Total liabilities                                                                      5,917,706

-------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $ 1,845,676,430
                                                                                 ================

-------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------
Paid-in capital                                                                  $ 1,488,208,327
-------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                       (6,323,790)
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions        15,987,124
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                    347,804,769
                                                                                 ----------------
NET ASSETS                                                                       $ 1,845,676,430
                                                                                 ================


                29 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,330,250,855 and 56,838,966 shares of beneficial interest
outstanding)                                                              $23.40
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                  $24.83
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $124,504,765 and 5,549,853 shares of beneficial interest
outstanding)                                                              $22.43
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $242,408,130 and 10,801,586 shares of beneficial interest
outstanding)                                                              $22.44
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,761,278 and 2,271,204 shares of beneficial interest
outstanding)                                                              $22.79
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $96,751,402 and 4,121,933 shares of beneficial
interest outstanding)                                                     $23.47

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                30 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $433,583)   $  9,309,839
Affiliated companies (net of foreign withholding taxes of $204,708)        2,452,254
-------------------------------------------------------------------------------------
Interest                                                                   2,430,161
-------------------------------------------------------------------------------------
Other income                                                                   9,577
-------------------------------------------------------------------------------------
Portfolio lending fees                                                           349
                                                                        -------------
Total investment income                                                   14,202,180

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Management fees                                                           10,933,455
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    2,648,779
Class B                                                                    1,145,096
Class C                                                                    1,839,611
Class N                                                                      190,318
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    1,589,921
Class B                                                                      293,184
Class C                                                                      359,258
Class N                                                                      102,941
Class Y                                                                        8,960
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                      232,727
Class B                                                                       52,143
Class C                                                                       53,132
Class N                                                                        5,453
Class Y                                                                          596
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                  594,799
-------------------------------------------------------------------------------------
Trustees' compensation                                                        88,456
-------------------------------------------------------------------------------------
Other                                                                        103,570
                                                                        -------------
Total expenses                                                            20,242,399
Less reduction to custodian expenses                                          (2,538)
                                                                        -------------
Net expenses                                                              20,239,861

-------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                       (6,037,681)


                31 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
  Unaffiliated companies                                                  $  74,303,670
  Affiliated companies                                                      (17,938,166)
Foreign currency transactions                                                13,323,051
                                                                          --------------
Net realized gain                                                            69,688,555
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $403,420)                  212,257,352
Translation of assets and liabilities denominated in foreign currencies      33,622,973
                                                                          --------------
Net change in unrealized appreciation                                       245,880,325

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 309,531,199
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                32 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                                    2006               2005
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                                           $    (6,037,681)   $    (1,640,625)
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  69,688,555         78,637,389
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             245,880,325         71,289,803
                                                                              -----------------------------------
Net increase in net assets resulting from operations                              309,531,199        148,286,567

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                    --         (1,819,047)
Class B                                                                                    --                 --
Class C                                                                                    --            (41,765)
Class N                                                                                    --            (36,939)
Class Y                                                                                    --                 --
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (78,465,497)        (5,454,270)
Class B                                                                            (9,877,066)        (1,056,552)
Class C                                                                           (12,481,158)          (901,322)
Class N                                                                            (2,719,549)          (131,786)
Class Y                                                                            (2,218,004)              --

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                           622,905,053        245,743,351
Class B                                                                            27,567,174         16,989,797
Class C                                                                           132,578,217         37,805,237
Class N                                                                            30,341,396          9,886,814
Class Y                                                                            94,327,942                 --

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                  1,111,489,707        449,270,085
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               734,186,723        284,916,638
                                                                              -----------------------------------
End of period (including accumulated net investment loss
of $6,323,790 and $2,901,241, respectively)                                   $ 1,845,676,430    $   734,186,723
                                                                              ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                33 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED AUGUST 31,                        2006          2005          2004          2003        2002
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     19.48     $   14.14     $   10.51     $    7.98    $   7.89
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.05) 1       (.02) 1       (.04)          .01         .01
Net realized and unrealized gain                         6.15          5.78          3.73          2.52         .16
                                                  -------------------------------------------------------------------
Total from investment operations                         6.10          5.76          3.69          2.53         .17
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --          (.11)         (.06)           --        (.08)
Distributions from net realized gain                    (2.18)         (.31)           --            --          --
                                                  -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (2.18)         (.42)         (.06)           --        (.08)
---------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     23.40     $   19.48     $   14.14     $   10.51    $   7.98
                                                  ===================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      33.49%        41.35%        35.20%        31.70%       2.20%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,330,251     $ 552,861     $ 204,938     $ 132,342    $ 40,089
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,098,056     $ 353,479     $ 207,202     $  48,879    $ 35,136
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            (0.24)%       (0.12)%       (0.26)%        0.29%      (0.17)%
Total expenses                                           1.20%         1.31%         1.34%         1.69%       2.16%
Expenses after payments and waivers
and reduction to custodian expenses                      1.20%         1.31%         1.34%         1.60%       1.88%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%           51%          124%           53%         62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                34 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CLASS B     YEAR ENDED AUGUST 31,                      2006          2005            2004          2003        2002
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   18.91     $   13.77     $     10.28     $    7.87    $   7.77
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.24) 1       (.17) 1         (.13)         (.02)       (.07)
Net realized and unrealized gain                       5.94          5.62            3.62          2.43         .19
                                                  -------------------------------------------------------------------
Total from investment operations                       5.70          5.45            3.49          2.41         .12
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --            --              --            --        (.02)
Distributions from net realized gain                  (2.18)         (.31)             --            --          --
                                                  -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (2.18)         (.31)             --            --        (.02)
---------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   22.43     $   18.91     $     13.77     $   10.28    $   7.87
                                                  ===================================================================


---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    32.29%        40.07%          33.95%        30.62%       1.51%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 124,505     $  78,469     $    43,478     $  23,355    $ 18,859
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 114,900     $  60,395     $    37,393     $  16,884    $ 16,868
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (1.11)%       (1.02)%         (1.14)%       (0.28)%     (0.94)%
Total expenses                                         2.09%         2.23%           2.35%         2.85%       2.93%
Expenses after payments and waivers
and reduction to custodian expenses                    2.09%         2.23%           2.31%         2.38%       2.65%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  35%           51%            124%           53%         62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                35 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED AUGUST 31,                      2006          2005            2004          2003        2002
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   18.90     $   13.76     $     10.27     $    7.86    $   7.77
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.23) 1       (.16) 1         (.09)         (.02)       (.06)
Net realized and unrealized gain                       5.95          5.63            3.59          2.43         .16
                                                  -------------------------------------------------------------------
Total from investment operations                       5.72          5.47            3.50          2.41         .10
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --          (.02)           (.01)           --        (.01)
Distributions from net realized gain                  (2.18)         (.31)             --            --          --
                                                  -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (2.18)         (.33)           (.01)           --        (.01)
---------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   22.44     $   18.90     $     13.76     $   10.27    $   7.86
                                                  ===================================================================


---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    32.42%        40.23%          34.05%        30.66%       1.35%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 242,408     $  86,184     $    32,401     $  12,793    $  6,558
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 184,832     $  55,819     $    26,486     $   7,489    $  6,180
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (1.06)%       (0.96)%         (1.00)%       (0.38)%     (0.95)%
Total expenses                                         2.01%         2.14%           2.19%         2.69%       2.94%
Expenses after payments and waivers
and reduction to custodian expenses                    2.01%         2.14%           2.19%         2.39%       2.66%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  35%           51%            124%           53%         62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                36 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CLASS N     YEAR ENDED AUGUST 31,                      2006          2005            2004          2003        2002
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   19.08     $   13.90     $     10.35     $    7.89    $   7.87
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.14) 1       (.09) 1         (.05)         (.03)        .08
Net realized and unrealized gain                       6.03          5.67            3.64          2.49         .07
                                                  -------------------------------------------------------------------
Total from investment operations                       5.89          5.58            3.59          2.46         .15
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --          (.09)           (.04)           --        (.13)
Distributions from net realized gain                  (2.18)         (.31)             --            --          --
                                                  -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (2.18)         (.40)           (.04)           --        (.13)
---------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   22.79     $   19.08     $     13.90     $   10.35    $   7.89
                                                  ===================================================================


---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    33.06%        40.76%          34.70%        31.18%       1.99%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  51,761     $  16,673     $     4,101     $   1,128    $    406
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  38,262     $   9,698     $     2,531     $     625    $    151
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          (0.63)%       (0.51)%         (0.50)%        0.25%      (0.33)%
Total expenses                                         1.57%         1.75%           1.78%         1.96%       2.32%
Expenses after payments and waivers
and reduction to custodian expenses                    1.57%         1.68%           1.75%         1.90%       2.04%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  35%           51%            124%           53%         62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                37 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS  Continued
----------------------------------------------------------------------------

CLASS Y          PERIOD ENDED AUGUST 31,                           2006 1
----------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------
Net asset value, beginning of period                            $   19.97
----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                               .01
Net realized and unrealized gain                                     5.67
                                                                ------------
Total from investment operations                                     5.68
----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   --
Distributions from net realized gain                                (2.18)
                                                                ------------
Total dividends and/or distributions to shareholders                (2.18)
----------------------------------------------------------------------------
Net asset value, end of period                                  $   23.47
                                                                ============

----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  30.60%
----------------------------------------------------------------------------

----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $  96,751
----------------------------------------------------------------------------
Average net assets (in thousands)                               $  43,043
----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                0.03%
Total expenses                                                       0.82% 5
----------------------------------------------------------------------------
Portfolio turnover rate                                                35%

1. For the period from September 7, 2005 (inception of offering) to August 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                38 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Small Company Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities


                39 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                40 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
     ------------------------------------------------------------------------
     $23,051,816         $2,804,202             $582,987         $332,287,068

1. The Fund had $582,987 of post-October foreign currency losses which were deferred.

2. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended August 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                  REDUCTION TO       REDUCTION TO
                                   ACCUMULATED    ACCUMULATED NET
              INCREASE TO       NET INVESTMENT      REALIZED GAIN
              PAID-IN CAPITAL             LOSS   ON INVESTMENTS 4
              ---------------------------------------------------
              $4,312,577            $2,615,132         $6,927,709

4. $4,312,577, including $692,855 of long-term capital gain, was distributed in connection with Fund share redemptions.


                41 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended August 31, 2006 and August 31, 2005 was as follows:

                                            YEAR ENDED         YEAR ENDED
                                       AUGUST 31, 2006    AUGUST 31, 2005
            -------------------------------------------------------------
            Distributions paid from:
            Ordinary income            $    52,234,915    $     1,896,893
            Long-term capital gain          53,526,359          7,544,788
                                       ----------------------------------
            Total                      $   105,761,274    $     9,441,681
                                       ==================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities                $ 1,513,350,109
            Federal tax cost of other investments                 (28,902)
                                                          ----------------
            Total federal tax cost                        $ 1,513,321,207
                                                          ================

            Gross unrealized appreciation                 $   460,972,773
            Gross unrealized depreciation                    (128,685,705)
                                                          ----------------
            Net unrealized appreciation                   $   332,287,068
                                                          ================

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2006, the Fund's projected benefit obligations were increased by $62,456 and payments of $3,388 were made to retired trustees, resulting in an accumulated liability of $80,424 as of August 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not


                42 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                43 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED AUGUST 31, 2006 1        YEAR ENDED AUGUST 31, 2005
                                SHARES            AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                        45,786,785   $ 1,019,057,904      19,910,644   $   350,648,595
Dividends and/or
distributions reinvested     3,562,149        69,639,992         400,661         6,462,659
Redeemed                   (20,894,266)     (465,792,843) 2   (6,423,668)     (111,367,903) 3
                           ------------------------------------------------------------------
Net increase                28,454,668   $   622,905,053      13,887,637   $   245,743,351
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         2,914,524   $    61,689,329       2,035,409   $    34,453,596
Dividends and/or
distributions reinvested       481,417         9,079,521          62,820           990,049
Redeemed                    (1,996,614)      (43,201,676) 2   (1,106,018)      (18,453,848) 3
                           ------------------------------------------------------------------
Net increase                 1,399,327   $    27,567,174         992,211   $    16,989,797
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                         7,743,971   $   166,349,265       3,030,714   $    51,797,437
Dividends and/or
distributions reinvested       548,252        10,340,014          52,750           830,810
Redeemed                    (2,050,959)      (44,111,062) 2     (877,446)      (14,823,010) 3
                           ------------------------------------------------------------------
Net increase                 6,241,264      $132,578,217       2,206,018   $    37,805,237
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                         1,895,944   $    41,657,866         706,297   $    12,113,529
Dividends and/or
distributions reinvested       133,242         2,543,611          10,338           163,864
Redeemed                      (631,651)      (13,860,081) 2     (138,073)       (2,390,579) 3
                           ------------------------------------------------------------------
Net increase                 1,397,535   $    30,341,396         578,562   $     9,886,814
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                         7,062,894   $   158,790,428              --   $            --
Dividends and/or
distributions reinvested       113,389         2,217,895              --                --
Redeemed                    (3,054,350)      (66,680,381) 2           --                --
                           ------------------------------------------------------------------
Net increase                 4,121,933   $    94,327,942              --   $            --
                           ==================================================================

1. For the year ended August 31, 2006, for Class A, Class B, Class C and Class N shares and for the period from September 7, 2005 (inception of offering) to August 31, 2006, for Class Y shares.

2. Net of redemption fees of $70,860, $7,415, $11,928, $2,469, and $2,778 for
Class A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $16,984, $2,902, $2,682 and $466 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2006, were as follows:


                44 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                             PURCHASES           SALES
               -------------------------------------------------------
               Investment securities    $1,303,711,937    $497,168,438

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

             FEE SCHEDULE
             ------------------------------------------
             Up to $250 million of net assets     0.80%
             Next $250 million of net assets      0.77
             Next $500 million of net assets      0.75
             Next $1 billion of net assets        0.69
             Over $2 billion of net assets        0.67

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2006, the Fund paid $2,209,681 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a


                45 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2006 for Class B, Class C and Class N shares were $1,546,043, $2,411,079 and $421,745, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
August 31, 2006        $995,950         $44,057        $155,576        $114,253         $29,360

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                46 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

As of August 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                      CONTRACT   VALUATION AS OF
                         EXPIRATION     AMOUNT        AUGUST 31,     UNREALIZED
CONTRACT DESCRIPTION           DATE     (000S)              2006   DEPRECIATION
-------------------------------------------------------------------------------
CONTRACTS TO SELL
U.S. Dollar                  9/5/06         45           $28,918            $16

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of August 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of August 31, 2006, the Fund had no securities on loan.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of August 31, 2006, the


                47 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT Continued

Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                48 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Small Company Fund, including the statement of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Small Company Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 16, 2006


                49 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $1.1009 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 5, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      None of the dividends paid by the Fund during the fiscal year ended August 31, 2006 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $11,581,744 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $514,512 of foreign income taxes paid by the Fund during the fiscal year ended August 31, 2006. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $4,315,111 was derived from sources within foreign countries or possessions of the United States.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended August 31, 2006, $37,395,248 or 71.59% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                50 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                51 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
FUND, LENGTH OF SERVICE, AGE       NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                           80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Director of American Commercial Lines (barge company) (since January 2005); Attorney at Hogan
Chairman of the Board              & Hartson (law firm) (since June 1993); Director of Covanta Holding Corp. (waste-to-energy
of Trustees (since 2003),          company) (since 2002); Director of Weyerhaeuser Corp. (1999-April 2004); Director of
Trustee (since 1997)               Caterpillar, Inc. (1993-December 2002); Director of ConAgra Foods (1993-2001); Director of
Age: 75                            Texas Instruments (1993-2001); Director of FMC Corporation (1993-2001). Oversees 43
                                   portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)               Director of ICI Education Foundation (education foundation) (October 1991-August 2006);
Age: 65                            President of the Investment Company Institute (trade association) (October 1991-June 2004);
                                   Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004).
                                   Oversees 43 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees 53 portfolios in the
Trustee (since 1997)               OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,              Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since
Trustee (since 1999)               1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002);
Age: 68                            Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior
                                   Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group
                                   (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward
                                   Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the
                                   Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                   (1994-1999); Provost at Duke University (1983-1991). Oversees 43 portfolios in the
                                   OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior
Trustee (since 2004)               Vice President and General Auditor of American Express Company (financial services company)
Age: 63                            (July 1998-February 2003). Oversees 43 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since 2002);
Trustee (since 2002)               Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since January
Age: 54                            2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser)
                                   (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on
                                   Foreign Relations, the Investment Committee of the Episcopal Church of America, the
                                   Investment Committee and Board of Human Rights Watch and the Investment Committee of Historic
                                   Hudson Valley. Oversees 43 portfolios in the OppenheimerFunds complex.


                52 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

KENNETH A. RANDALL,                Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 1997)               1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment trust),
Age: 79                            Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's Mutual Casualty
                                   Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                   Company; Former President and Chief Executive Officer of The Conference Board, Inc.
                                   (international economic and business research). Oversees 43 portfolios in the
                                   OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman of The Directorship Search Group, Inc. (corporate governance consulting and
Trustee (since 1997)               executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 74                            educational organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds
                                   Associates, Inc. (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air
                                   Command, U.S. Air Force (1954-1958). Oversees 43 portfolios in the OppenheimerFunds complex.

JOSEPH M.WIKLER,                   Director of the following medical device companies: Medintec (since 1992) and Cathco (since
Trustee (since 2005)               1996); Director of Lakes Environmental Association (since 1996); Member of the Investment
Age: 65                            Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of
                                   Fortis/Hartford mutual funds (1994-December 2001). Oversees 43 portfolios in the
                                   OppenheimerFunds complex.

PETER I.WOLD,                      President of Wold Oil Properties, Inc. (oil and gas exploration and production company)
Trustee (since 2005)               (since 1994); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash
Age: 58                            processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since
                                   1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                                   (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 43 portfolios in the OppenheimerFunds complex.

BRIAN F.WRUBLE,                    General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Trustee (since 2005)               Special Value Opportunities Fund, LLC (registered investment company) (since September 2004);
Age: 63                            Member of Zurich Financial Investment Advisory Board (insurance) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special
                                   Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January
                                   1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (August
                                   1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April
                                   2002) (executive search firm). Oversees 53 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                        YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL
                                   HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR
                                   UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE
                                   TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                53 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President (since
Trustee, President and             September 2000) of the Manager; President and a director or trustee of other Oppenheimer
Principal Executive Officer        funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
(since 2001)                       holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
Age: 57                            the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and
                                   of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since
                                   July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                   Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital
                                   Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI
                                   Private Investments, Inc. (since July 2001); President (since November 1, 2001) and Director
                                   (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                   Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997);
                                   Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                   LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors
                                   (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001);
                                   President and Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company
                                   (September 1999-August 2000); President, Chief Executive Officer and Director of MML Bay
                                   State Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp
                                   and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                   1998). Oversees 91 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. SAH, ZACK,
OF THE FUND                        GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW
                                   YORK 10281-1008, FOR MESSRS. VANDEHEY,WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON
                                   WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS
                                   OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

ROHIT SAH,                         Vice President of the Manager since January 2004; an officer of 1 portfolio in the
Vice President (since 2004)        OppenheimerFunds complex. Formerly Assistant Vice President and Assistant Portfolio Manager
Age: 41                            of the Manager (December 2000 - December 2003). An equity analyst of the Manager (June
                                   1996-December 2000). An officer of 1 portfolio in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief           President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer                 Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal
(since 2004)                       Audit of the Manager (1997-February 2004). An officer of 91 portfolios in the
Age: 56                            OppenheimerFunds complex.


                54 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal            following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial and Accounting           Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
Officer (since 1999)               Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
Age: 47                            2000), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May
                                   2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
                                   Legacy Program (charitable trust program established by the Manager) (since June 2003);
                                   Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                   Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                                   Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy
                                   Program (April 2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                   Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 91 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Assistant Vice President of the Manager (since August 2002); Manager/Financial Product
Assistant Treasurer                Accounting of the Manager (November 1998-July 2002). An officer of 91 portfolios in the
(since 2004)                       OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting
Assistant Treasurer                and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of
(since 2005)                       Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at
Age: 36                            American Data Services, Inc. (September 2000-May 2001). An officer of 91 portfolios in the
                                   OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2001)             Manager; General Counsel and Director of the Distributor (since December 2001); General
Age: 58                            Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
                                   President and General Counsel of HarbourView Asset Management Corporation (since December
                                   2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                                   September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc.
                                   (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                   2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services,
                                   Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General
                                   Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November
                                   2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc. (since November
                                   2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                                   President (May 1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                   following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                   Services, Inc. (November 1989-November 2001), and OppenheimerFunds International Ltd.
                                   (September 1997-November 2001). An officer of 91 portfolios in the OppenheimerFunds complex.


                55 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary                (April 2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice
(since 2004)                       President (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS
Age: 38                            Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 91 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October
Assistant Secretary                2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October
(since 2001)                       2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation
Age: 40                            (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc.
                                   (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
                                   Financial Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                                   1994-October 2003). An officer of 91 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary                Vice President (2000-September 2004), Director (2000-September 2004) and Vice President
(since 2004)                       (1998-2000) of Merrill Lynch Investment Management. An officer of 91 portfolios in the
Age: 42                            OppenheimerFunds complex.


THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                56 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2006 and $18,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2006 and $132,059 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed $201 in fiscal 2006 and no such fees in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during fiscal 2006 and $5,000 during fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Venezuelan tax filing and filing form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $8,000 in fiscal 2006 and no such fees in 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $83,201 in fiscal 2006 and $137,059 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006


By:   /S/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/16/2006